STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1%
Advertising - 1.0%
Advantage Sales & Marketing, Sr. Scd. Notes	6.50	11/15/2028	75,000	[c]	76,828
Clear Channel International, Sr. Scd. Notes	6.63	8/1/2025	365,000	[c]	381,881
Outfront Media Capital, Gtd. Notes	5.00	8/15/2027	255,000	[c]	261,474
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	560,000	[c]	605,850
				1,326,033
Aerospace & Defense - 1.2%
TransDigm, Gtd. Notes	5.50	11/15/2027	550,000		568,425
TransDigm, Gtd. Notes	6.50	5/15/2025	1,005,000		1,029,497
				1,597,922
Airlines - .2%
American Airlines, Sr. Scd. Notes	11.75	7/15/2025	300,000	[c]	332,250
Automobiles & Components - 2.5%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	485,000		503,188
Clarios Global, Gtd. Notes	8.50	5/15/2027	680,000	[c]	732,972
Dealer Tire, Sr. Unscd. Notes	8.00	2/1/2028	735,000	[c]	757,050
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	135,000		135,591
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	195,000		219,078
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	480,000		583,927
Ford Motor Credit, Sr. Unscd. Notes	5.11	5/3/2029	400,000		432,100
				3,363,906
Building Materials - 1.2%
Cornerstone Building Brands, Gtd. Notes	6.13	1/15/2029	60,000	[c]	63,413
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	740,000	[c]	780,256
CP Atlas Buyer, Sr. Unscd. Notes	7.00	12/1/2028	120,000	[c]	124,425
Griffon, Gtd. Notes	5.75	3/1/2028	395,000		418,996
US Concrete, Gtd. Notes	5.13	3/1/2029	245,000	[c]	252,546
				1,639,636
Chemicals - 3.1%
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	635,000	[c]	624,418
CVR Partners, Scd. Notes	9.25	6/15/2023	1,315,000	[c]	1,308,425
Innophos Holdings, Sr. Unscd. Notes	9.38	2/15/2028	770,000	[c]	847,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1% (continued)
Chemicals - 3.1% (continued)
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	280,000	[c,d]	320,100
Venator Finance, Gtd. Notes		5.75	7/15/2025	495,000	[c]	435,266
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	545,000	[c]	599,500
					4,135,190
Collateralized Loan Obligations Debt - 27.5%
Ares European VIII CLO , Ser. 8X, Cl. ER, 3 Month EURIBOR +6.32% @ Floor	EUR	6.32	4/17/2032	1,500,000	[d]	1,765,370
Avoca Designated Activity XVII CLO, Ser. 17X, Cl. ER, 3 Month EURIBOR +6.38% @ Floor	EUR	6.38	10/15/2032	950,000	[d]	1,114,640
Battalion VII CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		6.53	7/17/2028	375,000	[c,d]	358,525
Cairn III CLO, Ser. 2013-3A, Cl. F, 6 Month EURIBOR +6.60% @ Floor	EUR	6.60	10/20/2028	3,000,000	[c,d]	3,263,905
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1X, Cl. FR, 3 Month EURIBOR +6.61% @ Floor	EUR	6.61	7/15/2031	3,000,000	[d]	3,049,650
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44% @ Floor	EUR	6.44	7/15/2030	2,000,000	[c,d]	2,073,798
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A, Cl. E, 3 Month EURIBOR +7.75% @ Floor	EUR	7.75	1/18/2030	2,000,000	[c,d]	2,016,485
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.22	4/18/2031	1,000,000	[c,d]	903,503
Crosthwaite Park CLO, Ser. 1A, Cl. D, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	3/15/2032	1,000,000	[c,d]	1,171,012
Crosthwaite Park CLO, Ser. 1X, Cl. D, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	3/15/2032	1,000,000	[d]	1,171,012
Dryden Senior Loan Fund CLO, Ser. 2017-49A, Cl. E, 3 Month LIBOR +6.30%		6.52	7/18/2030	1,350,000	[c,d]	1,306,012
Euro-Galaxy IV CLO, Ser. 2015-4A, Cl. FR, 3 Month EURIBOR +6.85% @ Floor	EUR	6.85	7/30/2030	2,000,000	[c,d]	2,246,138
KKR CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.22	10/20/2031	800,000	[c,d]	746,075
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.74	4/15/2029	765,000	[c,d]	722,358
Marble Point XII CLO , Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		6.23	7/16/2031	750,000	[c,d]	635,080

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1% (continued)
Collateralized Loan Obligations Debt - 27.5% (continued)
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		6.74	10/17/2030	1,000,000	[c,d]	922,915
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.27	4/17/2031	2,000,000	[c,d]	1,696,939
OZLM XIII CLO, Ser. 2015-13A, Cl. D, 3 Month LIBOR +5.45%		5.66	7/30/2027	2,250,000	[c,d]	1,957,491
OZLME III CLO, Ser. 3X, Cl. F, 3 Month EURIBOR +6.45% @ Floor	EUR	6.45	8/24/2030	1,000,000	[d]	1,002,319
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		6.07	5/20/2031	375,000	[c,d]	342,489
Rockford Tower Europe CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	1/20/2033	1,000,000	[c,d]	1,154,628
St. Paul's V CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60% @ Floor	EUR	6.60	8/20/2030	4,000,000	[c,d]	4,297,651
Vibrant III CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		6.57	10/20/2031	1,000,000	[c,d]	845,549
Wellfleet X CLO, Ser. 2019-XA, CI. D, 3 Month LIBOR +7.03%		7.25	4/20/2032	1,776,000	[c,d]	1,709,741
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.23	10/22/2029	570,000	[c,d]	541,290
					37,014,575
Collateralized Loan Obligations Equity - 2.6%
Dryden Senior Loan Fund CLO, Ser. 2014-36A, Cl. SUB		0.00	4/15/2029	2,450,931	[c,e]	1,074,221
Dryden Senior Loan Fund CLO, Ser. 2014-36A, Cl. SUBR		0.00	4/15/2029	484,569	[c,e]	212,382
KVK CLO, Ser. 2018-1A, Cl. SUB1		5.15	5/20/2029	4,000,000	[c,e]	876,616
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,e]	1,296,003
					3,459,222
Commercial & Professional Services - 3.1%
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	140,000	[c]	150,675
APX Group, Sr. Scd. Notes		6.75	2/15/2027	450,000	[c]	486,563
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,000,000		1,120,523
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	83,000	[c]	81,444
Nielsen Finance, Gtd. Notes		5.88	10/1/2030	225,000	[c]	247,641
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	470,000	[c]	494,717
Sabre GLBL, Sr. Scd. Notes		7.38	9/1/2025	160,000	[c]	172,640
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	610,000	[c]	737,430
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	605,000	[c]	658,316
					4,149,949

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1% (continued)
Consumer Discretionary - 4.8%
Allen Media, Gtd. Notes		10.50	2/15/2028	800,000	[c]	827,876
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	365,000	[c]	377,775
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	25,000	[c]	26,154
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	960,000	[c]	1,153,530
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	365,000	[c]	401,956
Carnival, Sr. Scd. Bonds	EUR	10.13	2/1/2026	250,000	[c]	349,501
Carnival, Sr. Unscd. Bonds	EUR	7.63	3/1/2026	200,000	[c]	252,288
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	75,000	[c]	79,757
CCM Merger, Sr. Unscd. Notes		6.38	5/1/2026	55,000	[c]	57,618
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	880,000	[c]	903,742
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	660,000	[c]	699,257
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	655,000	[c]	675,125
Scientific Games International, Gtd. Notes		7.25	11/15/2029	60,000	[c]	63,788
Scientific Games International, Gtd. Notes		8.63	7/1/2025	230,000	[c]	248,685
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	290,000	[c]	298,700
					6,415,752
Diversified Financials - 3.2%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	211,700		288,579
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	240,000	[c]	254,054
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	150,000	[c]	202,722
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,165,000	[c]	1,103,960
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	235,000	[c]	322,693
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	260,000	[c]	320,178
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	285,000		298,475
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	435,000	[c]	453,759
Navient, Sr. Unscd. Notes		5.88	10/25/2024	525,000		552,300
Navient, Sr. Unscd. Notes		7.25	9/25/2023	465,000		507,722
					4,304,442
Electronic Components - .3%
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	380,000	[c]	427,441
Energy - 7.7%
Antero Midstream Partners, Gtd. Notes		5.38	9/15/2024	315,000		297,952
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	180,000	[c]	164,363

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1% (continued)
Energy - 7.7% (continued)
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	145,000	[c]	145,780
Antero Resources, Gtd. Notes	5.63	6/1/2023	90,000		80,663
Apache, Sr. Unscd. Notes	5.10	9/1/2040	235,000		241,609
Apache, Sr. Unscd. Notes	5.35	7/1/2049	55,000		53,488
Blue Racer Midstream, Gtd. Notes	6.13	11/15/2022	320,000	[c]	320,696
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	110,000	[c]	106,003
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	575,000		572,125
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	740,000	[c]	754,522
CVR Energy, Gtd. Bonds	5.25	2/15/2025	255,000	[c]	224,878
CVR Energy, Gtd. Bonds	5.75	2/15/2028	180,000	[c]	151,200
DCP Midstream Operating, Gtd. Notes	5.63	7/15/2027	225,000		243,788
Double Eagle Finance, Sr. Unscd. Notes	7.75	12/15/2025	230,000	[c]	236,900
Endeavor Energy Resources, Sr. Unscd. Notes	6.63	7/15/2025	57,000	[c]	60,844
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	130,000		138,537
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	195,000	[c]	207,919
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	160,000	[c]	176,626
EQT, Sr. Unscd. Notes	5.00	1/15/2029	30,000		31,725
EQT, Sr. Unscd. Notes	7.88	2/1/2025	240,000		275,135
Genesis Energy, Gtd. Bonds	5.63	6/15/2024	1,110,000		1,045,481
Genesis Energy, Gtd. Notes	6.00	5/15/2023	175,000		170,288
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	170,000		115,865
Newfield Exploration, Gtd. Notes	5.63	7/1/2024	175,000		185,964
Occidental Petroleum, Sr. Unscd. Notes	5.88	9/1/2025	45,000		45,495
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	121,000		123,586
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	175,000		171,290
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	155,000		163,913
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	360,000		379,350
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	595,000		672,722
Ovintiv, Gtd. Notes	6.63	8/15/2037	90,000		95,270
PBF Holding, Sr. Scd. Notes	9.25	5/15/2025	527,000	[c]	525,116
PDC Energy, Gtd. Notes	6.13	9/15/2024	350,000		356,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1% (continued)
Energy - 7.7% (continued)
Precision Drilling, Gtd. Notes		7.75	12/15/2023	600,000		484,335
Southwestern Energy, Gtd. Notes		6.45	1/23/2025	330,000		338,044
Southwestern Energy, Gtd. Notes		7.50	4/1/2026	125,000		130,400
Southwestern Energy, Gtd. Notes		8.38	9/15/2028	125,000		137,891
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	460,000		485,673
Western Midstream Operating, Sr. Unscd. Notes		4.50	3/1/2028	215,000		218,225
					10,330,341
Environmental Control - .7%
Covanta Holding, Gtd. Notes		5.00	9/1/2030	86,000		91,698
GFL Environmental, Sr. Unscd. Notes		8.50	5/1/2027	320,000	[c]	354,200
Harsco, Gtd. Notes		5.75	7/31/2027	425,000	[c]	450,243
					896,141
Food Products - .3%
United Natural Foods, Gtd. Notes		6.75	10/15/2028	360,000	[c]	373,950
Forest Products & Paper - .5%
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	11/30/2024	300,000	[d]	357,408
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	350,000		362,469
					719,877
Health Care - 4.3%
Bausch Health, Gtd. Notes		5.25	2/15/2031	70,000	[c]	70,825
Bausch Health, Gtd. Notes		5.25	1/30/2030	125,000	[c]	127,929
Bausch Health, Gtd. Notes		6.13	4/15/2025	335,000	[c]	345,013
Bausch Health, Gtd. Notes		6.25	2/15/2029	500,000	[c]	530,720
CHEPLAPHARM Arzneimittel, Sr. Scd. Notes		5.50	1/15/2028	405,000	[c]	419,256
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	725,000	[c]	739,355
Community Health Systems, Sr. Scd. Notes		8.63	1/15/2024	120,000	[c]	125,025
LifePoint Health, Gtd. Notes		5.38	1/15/2029	120,000	[c]	120,000
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	290,000		349,922
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	920,000	[c]	981,539
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	125,000	[c]	133,984
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	235,000	[c]	246,047
Surgery Center Holdings, Gtd. Notes		6.75	7/1/2025	140,000	[c]	142,538
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	260,000	[c]	285,188
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	330,000	[c]	335,156
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	290,000	[c]	317,840

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1% (continued)
Health Care - 4.3% (continued)
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	460,000	[c]	472,938
					5,743,275
Industrial - 2.2%
Bombardier, Sr. Unscd. Notes		6.00	10/15/2022	360,000	[c]	343,197
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	560,000	[c]	558,600
Gates Global, Gtd. Notes		6.25	1/15/2026	720,000	[c]	755,402
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	270,000	[f]	240,776
Heathrow Finance, Sr. Scd. Bonds	GBP	4.38	9/1/2029	190,000		250,702
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	410,000	[c]	442,031
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	400,000	[c]	416,000
					3,006,708
Information Technology - 1.2%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	520,000	[c]	537,495
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	9,000	[c]	9,325
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	140,000	[c]	177,433
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	305,000	[c]	320,936
Rackspace Technology Global, Sr. Unscd. Notes		5.38	12/1/2028	140,000	[c]	146,679
The Dun & Bradstreet, Gtd. Notes		10.25	2/15/2027	384,000	[c]	431,929
					1,623,797
Insurance - 1.5%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	565,000	[c]	612,211
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	675,000	[c]	731,531
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	640,000	[c]	668,643
					2,012,385
Materials - 2.9%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	335,000		407,718
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	365,000	[c]	385,075
Graham Packaging, Gtd. Notes		7.13	8/15/2028	490,000	[c]	526,444
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	715,000	[c]	794,097
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	175,000	[c]	183,750
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,340,000	[c]	1,346,633
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	235,000	[c]	254,805
					3,898,522
Media - 2.9%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	750,000	[c]	856,599
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	25,000	[c]	19,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1% (continued)
Media - 2.9% (continued)
DISH DBS, Gtd. Notes		5.88	11/15/2024	510,000		543,150
DISH DBS, Gtd. Notes		7.38	7/1/2028	325,000		353,031
iHeartCommunications, Sr. Scd. Notes		4.75	1/15/2028	225,000	[c]	227,770
Meredith, Sr. Scd. Notes		6.50	7/1/2025	159,000	[c]	170,229
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	318,000	[c]	338,638
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	180,000	[c]	181,575
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	424,744	[c]	527,531
Tele Columbus, Sr. Scd. Notes	EUR	3.88	5/2/2025	435,000	[c]	499,911
The EW Scripps Company, Gtd. Notes		5.13	5/15/2025	155,000	[c]	155,678
					3,873,534
Metals & Mining - .6%
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	101,000	[c]	108,858
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	710,000	[c]	737,956
					846,814
Real Estate - .8%
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	880,000	[c]	848,650
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	250,000	[c]	252,813
					1,101,463
Retailing - 2.0%
Golden Nugget, Gtd. Notes		8.75	10/1/2025	140,000	[c]	141,750
Macy's, Sr. Scd. Notes		8.38	6/15/2025	535,000	[c]	583,894
Staples, Sr. Scd. Notes		7.50	4/15/2026	575,000	[c]	580,273
The Very Group Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	570,000	[c]	768,615
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	550,000	[c]	586,196
					2,660,728
Technology Hardware & Equipment - .9%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	495,000	[c]	611,717
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	355,000	[c]	380,791
Everi Payments, Gtd. Notes		7.50	12/15/2025	250,000	[c]	257,786
					1,250,294
Telecommunication Services - 5.1%
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	270,000	[c]	348,425
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	780,000	[c]	880,678
CenturyLink, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	485,000		558,264
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	505,000	[c]	541,650
CommScope, Gtd. Notes		7.13	7/1/2028	225,000	[c]	240,172
CommScope, Gtd. Notes		8.25	3/1/2027	770,000	[c]	830,641
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	665,000	[c]	690,170
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,240,000	[c]	1,283,710

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 85.1% (continued)
Telecommunication Services - 5.1% (continued)
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	655,000		788,014
Intrado, Gtd. Notes		8.50	10/15/2025	370,000	[c]	354,506
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	165,000	[c]	168,094
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	230,000	[c]	242,430
					6,926,754
Utilities - .8%
Pike, Sr. Unscd. Notes		5.50	9/1/2028	395,000	[c]	414,750
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		682,498
					1,097,248
Total Bonds and Notes (cost $110,594,594)				114,528,149

Floating Rate Loan Interests - 47.6%
Advertising - 1.6%
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	71,000	[d]	70,823
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		3.71	9/29/2024	566,558	[d]	559,983
Advantage Sales & Marketing, Term Loan B, 1 Month LIBOR +5.25%		6.00	10/28/2027	252,574	[d]	250,882
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.65	8/21/2026	235,476	[d]	222,230
Polyconcept North America Holdings, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	727,460	[d]	672,900
Red Ventures, Term Loan B, 1 Month LIBOR +3.50%		4.25	11/8/2024	148,950	[d]	147,833
Terrier Media Buyer, Term Loan, 1 Month LIBOR +4.25%		4.40	12/17/2026	201,628	[d]	199,533
					2,124,184
Airlines - .2%
American Airlines, Term Loan B, 3 Month LIBOR +2.00%		2.16	12/14/2023	229,299	[d]	204,196
JetBlue Airways, Term Loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	112,233	[d]	114,361
					318,557
Automobiles & Components - .4%
Clarios Global, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.50%		3.72	4/30/2026	413,967	[d]	410,639

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Automobiles & Components - .4% (continued)
CTOS, Term Loan B, 1 Month LIBOR +4.25%		4.40	4/18/2025	205,583	[d]	205,326
					615,965
Beverage Products - .0%
Arterra Wines Canada, Term Loan B-1, 1 Month LIBOR +3.50%		4.25	11/25/2027	39,460	[d]	39,534
Building Materials - 1.5%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	5.00	11/1/2026	1,000,000	[d]	1,199,315
Cornerstone Building, Initial Term Loan, 1 Month LIBOR +3.75%		3.97	4/12/2025	565,223	[d]	562,131
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.00	10/25/2023	283,846	[d]	283,070
					2,044,516
Chemicals - .8%
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2021	422,807	[d]	393,608
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2021	69,895	[d]	65,068
Polar US Borrower, Initial Term Loan, 1 Month LIBOR +4.75%		4.97	10/16/2025	582,228	[d]	572,767
					1,031,443
Commercial & Professional Services - 9.1%
Amentum Government Services Holdings, Term Loan B, 1 Month LIBOR +4.75%		5.50	1/31/2027	220,262	[d]	219,023
APX Group, Term Loan, 1 Month LIBOR +5.00% and 3 Month PRIME +4.00%		5.14	12/31/2025	370,578	[d]	368,077
Boels Topholding, Facility Term Loan B, 1 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/5/2027	1,000,000	[d]	1,195,999
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.90	2/7/2026	269,370	[d]	262,214
Eagle Bidco, Term Loan B, 1 Month GBPLIBOR +3.89%	GBP	4.79	5/12/2022	1,000,000	[d]	1,312,200
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	222,081	[d]	220,971
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		5.50	4/18/2025	105,294	[d]	101,279
Galileo Global Education, Second Lien Term Loan, 3 Month EURIBOR +6.00% @ Floor	EUR	6.00	11/12/2027	1,000,000	[d]	1,174,957

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Commercial & Professional Services - 9.1% (continued)
Indigocyan Holdco 3, Facility Term Loan B, 6 Month GBPLIBOR +4.75%	GBP	5.06	12/31/2024	2,000,000	[d]	2,343,011
Minerva Bidco, Term Loan B, 3 Month GBPLIBOR +4.50%	GBP	5.04	8/31/2025	1,000,000	[d]	1,292,042
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		3.97	5/23/2025	285,625	[d]	281,341
Pi Lux Finco, Second Lien Facility 1 Term Loan, 3 Month LIBOR +7.25%		8.25	1/1/2026	1,000,000	[d]	985,965
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.47	5/1/2025	550,483	[d]	537,899
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	243,022	[d]	213,139
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%		4.73	8/27/2025	782,799	[d]	781,821
Weight Watchers International, Initial Term Loan, 1 Month LIBOR +4.75%		5.50	11/29/2024	912,447	[d]	915,964
					12,205,902
Consumer Discretionary - 2.4%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.64	2/10/2027	376,569	[d]	374,639
Caesars Resort Collection, Term Loan B-1, 1-3 Month LIBOR +4.50%		4.65	7/20/2025	374,000	[d]	371,311
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.40	2/5/2027	568,936	[d]	566,091
Golden Nugget, Term Loan B, 1 Month LIBOR +2.50%		3.25	10/4/2023	125,952	[d]	120,509
Landry's Finance Acquisition, 2020 Buy Back Term Loan, 1 Month LIBOR +12.00%		13.00	10/4/2023	224,521	[d]	255,954
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%		13.00	10/4/2023	18,336	[d]	20,720
Scientific Games International, Initial Term Loan B-5, 1-3 Month LIBOR +2.75%		2.89	8/14/2024	243,142	[d]	235,468
Silk Bidco, Facility Term Loan C, 3 Month EURIBOR +8.00% @ Floor	EUR	8.00	6/16/2023	1,000,000	[d]	1,104,877
William Morris Endeavor, Term Loan B, 3 Month LIBOR +2.75%		2.90	5/18/2025	149,463	[d]	136,460
					3,186,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Consumer Staples - .3%
KIK Custom Products, Term Loan B-3, 1 Month LIBOR +4.00%	5.00	5/15/2023	387,819	[d]	387,567
Diversified Financials - .6%
Blackhawk Network Holdings, First Lien Term Loan, 1 Month LIBOR +3.00%	3.25	6/15/2025	209,651	[d]	201,439
Fiserv Investment Solutions, Initial Term Loan, 3 Month LIBOR +4.75%	4.90	2/18/2027	369,075	[d]	368,614
Russell Investments US, Term Loan B, 1 Month LIBOR +3.00%	4.00	5/30/2025	220,000	[d]	218,464
				788,517
Electronic Components - .1%
1A Smart Start, Initial Term Loan, 1 Month LIBOR +4.75%	5.75	8/19/2027	199,462	[d]	200,085
Energy - 1.6%
BCP Renaissance Parent, Initial Term Loan, 2 Month LIBOR +3.50%	4.50	11/1/2024	425,407	[d]	400,719
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%	4.23	5/29/2025	294,697	[d]	240,862
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%	4.47	7/18/2025	185,991	[d]	162,510
Granite Acquisition, Second Lien Term Loan B, 3 Month LIBOR +7.25%	8.25	12/19/2022	507,267	[d]	505,682
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +4.00%	6.50	9/27/2024	260,789	[d]	247,134
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%	6.75	6/21/2026	727,650	[d]	624,611
				2,181,518
Environmental Control - .4%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%	4.75	5/11/2025	288,044	[d]	283,364
Packers Holdings, Term Loan, 1 Month LIBOR +4.75% @ Floor	4.75	12/4/2024	204,918	[d]	204,406
				487,770
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.90	1/31/2028	558,293	[d]	558,991
Shearer's Foods, First Lien Term Loan, 3 Month LIBOR +4.00%	4.75	9/23/2027	31,920	[d]	31,890
				590,881

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Food Service - .2%
TKC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.75	2/1/2023	297,659	[d]	280,916
Forest Products & Paper - .0%
Neenah, Term Loan, 3 Month LIBOR +4.00%	5.00	6/30/2027	58,177	[d]	58,541
Health Care - 6.6%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	4.50	4/21/2024	413,588	[d]	388,477
Albany Molecular Research, First Lien Initial Term Loan, 3 Month LIBOR +3.25%	4.25	8/30/2024	491,139	[d]	490,464
Albany Molecular Research, Term Loan B, 1 Month LIBOR +3.50%	4.50	8/30/2024	117,289	[d]	117,337
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	3.72	9/28/2024	528,718	[d]	518,939
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%	7.97	8/15/2025	110,000	[d]	107,800
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%	3.98	2/21/2026	625,429	[d]	595,721
CPI Holdco, First Lien Closing Date Term Loan, 1 Month LIBOR +4.25%	4.40	11/4/2026	413,282	[d]	411,216
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	5.00	1/8/2027	463,859	[d]	464,246
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%	3.98	6/6/2025	414,380	[d]	404,195
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.73	3/5/2026	521,362	[d]	480,089
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%	5.25	3/14/2025	291,997	[d]	288,073
Global Medical Response, Term Loan, 1 Month LIBOR +4.75%	5.75	10/2/2025	240,000	[d]	237,400
MED ParentCo, First Lien Delayed Draw Term Loan, 1 Month LIBOR +4.25%	4.40	8/31/2026	137,565	[d]	132,622
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%	4.40	8/31/2026	548,579	[d]	528,866
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%	7.25	8/31/2026	71,000	[d]	70,468
Milano Acquisition, Term Loan B, 1 Month LIBOR +4.00%	4.75	10/1/2027	291,889	[d]	289,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Health Care - 6.6% (continued)
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.25%		3.48	6/30/2025	658,473	[d]	646,291
Pathway Vet Alliance, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR +4.00%		4.15	3/31/2027	13,778	[d]	13,629
Pathway Vet Alliance, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.15	3/31/2027	168,680	[d]	166,853
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.47	2/15/2026	400,000	[d]	389,800
Seqens Group Bidco, Facility Term Loan B, 6 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/22/2023	1,000,000	[d]	1,178,238
Surgery Center Holdings, 2020 Incremental Term Loan, 1 Month LIBOR +8.00%		9.00	8/31/2024	99,500	[d]	101,764
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	425,350	[d]	417,450
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%		4.00	6/23/2024	405,233	[d]	393,113
					8,832,995
Industrial - 1.9%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	283,943	[d]	273,401
Pro Mach Group, First Lien Third Amendment Delayed Draw Term Loan, 3 Month LIBOR +3.50%		4.50	3/7/2025	39,803	[d]	41,196
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 3 Month LIBOR +3.50%		4.50	3/7/2025	120,591	[d]	118,330
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	310,117	[d]	293,835
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		3.22	3/28/2025	593,227	[d]	572,633
VAC Germany Holding, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	341,497	[d]	254,416
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%		5.00	5/21/2026	160,667	[d]	158,659
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		5.22	7/11/2025	925,000	[d]	812,071
					2,524,541

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Information Technology - 4.9%
AI Avocado, Facility Term Loan B-3, 1 Month EURIBOR +4.50% @ Floor	EUR	4.50	9/30/2023	1,880,465	[d]	0
Ascend Learning, Term Loan B, 1 Month LIBOR +3.75%		4.75	7/12/2024	179,727	[d]	179,784
Boxer Parent, Initial Dollar Term Loan, 1 Month LIBOR +4.25%		4.48	10/2/2025	561,429	[d]	556,137
Camelia Bidco, Facility Term Loan B-1, 6 Month GBPLIBOR +4.75%	GBP	4.79	10/5/2024	2,000,000	[d]	2,597,989
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.22	10/16/2026	280,137	[d]	278,415
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	512,914	[d]	498,342
Greeneden US Holdings II, Term Loan B, 1 Month LIBOR +4.00%		4.75	10/8/2027	244,181	[d]	243,723
Ivanti Software, Delayed Draw Term Loan 1-DD, 1 Month LIBOR +4.75%		5.75	11/20/2027	84,268	[d]	83,566
Ivanti Software, Delayed Draw Term Loan 2-DD, 1 Month LIBOR +4.75%		5.75	11/20/2027	56,451	[d]	55,981
Ivanti Software, Term Loan B, 1 Month LIBOR +4.75%		5.75	11/20/2027	147,265	[d]	146,038
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.47	12/1/2024	343,477	[d]	333,173
Navicure, Term Loan B, 1 Month LIBOR +4.00%		4.75	10/23/2026	74,906	[d]	74,625
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.47	5/18/2025	514,790	[d]	499,668
Software Luxembourg Acquisition, Second Out Term Loan, 1 Month LIBOR +6.50%		8.50	4/27/2025	298,016	[d]	296,029
Software Luxembourg Acquisition, Senior Secured Term Loan, 3 Month LIBOR +7.50%		8.50	12/27/2024	90,587	[d]	91,191
Sophia, Term Loan, 1 Month LIBOR +3.75%		4.50	10/7/2027	43,463	[d]	43,246
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.90	7/3/2026	280,679	[d]	275,591
Ultimate Software Group, 2020 Incremental Term Loan, 3 Month LIBOR +4.00%		4.75	5/3/2026	90,571	[d]	90,864
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.97	5/3/2026	205,031	[d]	204,147

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Information Technology - 4.9% (continued)
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%	7.50	5/3/2027	13,393	[d]	13,694
				6,562,203
Insurance - 2.9%
AssuredPartners, 2020 February Refinancing Term Loan, 1 Month LIBOR +3.50%	3.64	2/13/2027	585,447	[d]	574,745
AssuredPartners, 2020 June Incremental Term Loan, 1 Month LIBOR +4.50%	5.50	2/13/2027	77,124	[d]	77,317
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%	6.72	8/4/2025	2,079,761	[d]	2,097,751
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.72	2/28/2025	323,985	[d]	310,080
Sedgwick CMS, 2019 New Term Loan, 1 Month LIBOR +4.00%	4.23	9/3/2026	224,375	[d]	222,331
Sedgwick CMS, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	18,658	[d]	18,697
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.48	12/31/2025	589,570	[d]	577,286
				3,878,207
Internet Software & Services - 1.5%
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%	5.00	11/21/2024	144,621	[d]	143,054
PUG, Term Loan B, 1 Month LIBOR +3.50%	3.65	2/13/2027	214,000	[d]	200,893
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	220,000	[d]	218,350
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.97	10/11/2025	835,290	[d]	819,031
WeddingWire, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	4.72	12/21/2025	596,046	[d]	587,105
				1,968,433
Materials - 3.9%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.72	7/31/2025	738,602	[d]	717,371
Charter NEX US, Term Loan, 1 Month LIBOR +5.00% @ Floor	5.00	11/24/2027	68,914	[d]	68,957

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Materials - 3.9% (continued)
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		5.00	10/19/2023	245,536	[d]	241,699
Graham Packaging, Initial Term Loan, 1 Month LIBOR +3.75%		4.50	8/4/2027	126,360	[d]	126,368
Klockner Pentaplast of America, Euro Term Loan, 6 Month EURIBOR +4.75% @ Floor	EUR	4.75	6/30/2022	1,000,000	[d]	1,182,114
LABL, Initial Dollar Term Loan, 1 Month LIBOR +4.50%		4.65	7/2/2026	349,686	[d]	349,030
Mauser Packaging Solutions Holding, Initial Term Loan, 3 Month LIBOR +3.25%		3.48	4/3/2024	152,606	[d]	145,754
Murray Energy, Superpriority Term Loan B-2, 3 Month LIBOR +7.25%		7.40	10/17/2022	488,400	[d,g]	6,105
Plaze, 2020-1 Additional Term Loan, 1 Month LIBOR +4.25%		5.25	8/3/2026	262,825	[d]	260,087
Plaze, Initial Term Loan, 1 Month LIBOR +3.50%		3.72	8/3/2026	218,640	[d]	213,858
Proampac PG Borrower, Term Loan B, 1 Month LIBOR +4.00%		5.00	10/30/2025	225,836	[d]	223,648
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.25	5/1/2024	598,812	[d]	583,985
Tosca Services, New First Lien Term Loan, 1 Month LIBOR +4.25%		5.25	8/18/2027	212,437	[d]	213,323
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		4.75	11/30/2023	962,298	[d]	954,840
					5,287,139
Media - 1.3%
Banijay Group US Holding, Facility USD Term Loan B, 1 Month LIBOR +3.75%		3.90	3/1/2025	268,664	[d]	261,444
Diamond Sports Group, Term Loan, 1 Month LIBOR +3.25%		3.40	8/24/2026	113,246	[d]	95,127
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%		4.75	5/1/2026	173,843	[d]	172,031
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	291,898	[d]	292,537
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		3.46	10/20/2025	184,063	[d]	173,224
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		3.75	3/15/2024	100,000	[d]	98,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Media - 1.3% (continued)
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	674,772	[d]	668,072
					1,760,857
Retailing - .8%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%		5.75	9/25/2024	624,412	[d]	625,248
New Look, Term Loan, GBPLIBOR	GBP	12.00	9/24/2029	24,012	[d]	18,944
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		5.22	4/12/2026	241,815	[d]	233,895
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%		7.23	11/28/2022	208,663	[d]	158,062
					1,036,149
Semiconductors & Semiconductor Equipment - .6%
Natel Engineering, Initial Term Loan, 6 Month LIBOR +5.00%		6.00	4/30/2026	522,351	[d]	462,934
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%		4.73	8/27/2025	311,591	[d]	311,591
					774,525
Technology Hardware & Equipment - 1.2%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%		4.00	2/27/2025	223,284	[d]	219,539
Everi Payments, Term Loan, 1 Month LIBOR +10.50%		11.50	5/9/2024	365,945	[d]	381,498
Perforce Software, Term Loan, 1 Month LIBOR +3.75%		3.90	7/1/2026	346,507	[d]	339,822
Redstone Buyer, Term Loan, 3 Month LIBOR +5.00%		6.00	9/1/2027	235,616	[d]	235,321
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%		3.65	3/5/2027	232,875	[d]	228,342
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.21	8/20/2025	277,029	[d]	263,682
					1,668,204
Telecommunication Services - 1.0%
Connect Finco, Initial Term Loan, 1 Month LIBOR +4.50%		5.50	12/12/2026	376,950	[d]	376,871
Cyxtera DC Holdings, Term Loan B, 3 Month LIBOR +3.00%		4.00	5/1/2024	174,000	[d]	161,947
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%		5.00	11/17/2024	44,399	[d]	44,399
West, Initial Term Loan B, 1 Month LIBOR +4.00%		5.00	10/10/2024	758,273	[d]	724,579
					1,307,796

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.6% (continued)
Utilities - 1.4%
Eastern Power, Term Loan B, 1-3 Month LIBOR +3.75%	4.75	10/2/2025	566,182	[d]	565,794
EFS Cogen Holdings I, Advance Term Loan B, 1 Month LIBOR +3.50%	4.50	9/24/2027	387,105	[d]	386,718
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	954,307	[d]	947,942
				1,900,454
Total Floating Rate Loan Interests (cost $66,526,075)			64,043,428
Description			Shares		Value ($)
Common Stocks - .4%
Information Technology - .4%
SkillSoft, Cl. A (cost $380,971)			2,791	[h,i]	495,403
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .2%
U.S. Government Securities
U.S. Treasury Bills (cost $259,985)	0.14	1/14/2021	260,000	[j]	259,980
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.5%
Registered Investment Companies - 4.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,019,834)	0.10		6,019,834	[k]	6,019,834
Total Investments (cost $183,781,459)			137.8%	185,346,794
Liabilities, Less Cash and Receivables			(37.8%)	(50,871,659)
Net Assets			100.0%	134,475,135

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $87,525,613 or 65.09% of net assets.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

f Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

g Non-income producing—security in default.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

h Non-income producing security.

i The fund held Level 3 securities at November 30, 2020, these securities were valued at $495,403 or .37% of net assets.

j Security is a discount security. Income is recognized through the accretion of discount.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	40,473,797	−	40,473,797
Corporate Bonds	−	74,054,352	−	74,054,352
Equity Securities-Common Stocks	−	−	495,403	495,403
Floating Rate Loan Interests	−	64,043,428	−	64,043,428
Investment Companies	6,019,834	−	−	6,019,834
U.S. Treasury Securities	−	259,980	−	259,980
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	15,748	−	15,748
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(338,345)	−	(338,345)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

November 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Euro	860,000	United States Dollar	1,020,725	12/31/2020	6,304
United States Dollar	9,581,923	Euro	8,073,343	12/31/2020	(59,424)
Citigroup
United States Dollar	11,380,000	British Pound	8,538,782	12/31/2020	(10,480)
United States Dollar	7,674,339	British Pound	5,800,000	1/25/2021	(63,622)
United States Dollar	27,754,647	Euro	23,400,000	1/25/2021	(204,819)
Goldman Sachs
British Pound	6,210,000	United States Dollar	8,274,510	12/31/2020	9,444
Gross Unrealized Appreciation					15,748
Gross Unrealized Depreciation					(338,345)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2020, accumulated net unrealized appreciation on investments was $1,565,335, consisting of $8,426,120 gross unrealized appreciation and $6,860,785 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.